GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The changes in the carrying amount of goodwill as of March 31, 2025 and December 31, 2024 are as follows:

	March 31, 2025	December 31, 2024

Beginning balance	$2,212,000	$-
Acquisitions	-	2,212,000
Impairment	-	-
Ending balance	$2,212,000	$2,212,000

The changes in the carrying amount of goodwill as of December 31, 2024 and December 31, 2023 are as follows:

	December 31, 2024	December 31, 2023

Beginning balance	$-	$5,747,000
Acquisitions	2,212,000	357,000
Impairment	-	(6,104,000)
Ending balance	$2,212,000	$-